Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Schedule of Other Nonoperating Income (Expense)
The following table summarizes The Fidelis Partnership commissions earned, which are included in policy acquisition expenses in the Consolidated Statements of Income:

	Three months ended		Six months ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
Ceding commission expense	$70.6	$73.4	$149.0	$141.1
Profit commission expense	—	1.6	—	10.6
Total commissions	$70.6	$75.0	$149.0	$151.7